Summary of Significant Accounting Policies - Disclosure of Effect of Changes in Foreign Exchange Rates (Details)	12 Months Ended
	Mar. 31, 2023 SGD ($) GBP (£) CNY (¥)	Mar. 31, 2022 CNY (¥) GBP (£) SGD ($)
British Pound
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | £	0.807	0.761
Average rate | £	0.830	0.735
Singapore Dollar
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | $	1.328	1.372
Average rate | $	1.352	1.349
Renminbi
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | ¥	6.873	6.355
Average rate | ¥	6.889	6.417